Options (Tables)	12 Months Ended
Dec. 31, 2024
Options [Abstract]
Schedule of Company’s Share Option Activity for Employees and Members of the Board of Directors

The following table presents the Company’s option activity for employees and members of the Board of Directors of the Company under the Plan for the years ended December 31, 2024, 2023 and 2022:

	Number of Options	Weighted Average Exercise Price	Weighted average remaining contractual life	Intrinsic value
		$	(years)	$

Outstanding as of December 31, 2021	1,367,168	1.75	5.72	4,860
Granted	286,875	1.83	-	-
Forfeited or expired	(83,052)	1.45	-	-
Outstanding as of December 31, 2022	1,570,991	1.78	4.97	2,435
Exercisable as of December 31, 2022	1,048,297	1.70	3.2	1,677

	Number of Options	Weighted Average Exercise Price	Weighted average remaining contractual life	Intrinsic value
		$	(years)	$

Outstanding as of December 31, 2022	1,570,991	1.78	4.97	2,435
Granted	151,600	2.88	-	-
Exercised	(168,447)	0.29	-	-
Forfeited or expired	(258,777)	1.81	-	-
Outstanding as of December 31, 2023	1,295,367	2.09	6.04	84
Exercisable as of December 31, 2023	863,616	2.07	4.70	84
	Number of Options	Weighted Average Exercise Price	Weighted average remaining contractual life	Intrinsic value
		$	(years)	$

Outstanding as of December 31, 2023	1,295,367	2.09	6.04	84
Granted	462,200	4.51	-	-
Exercised	(401,031)	1.98	-	-
Forfeited or expired	(11,500)	2.65	-	-
Outstanding as of December 31, 2024	1,345,036	2.95	7.17	2,677
Exercisable as of December 31, 2024	641,851	2.15	5.12	1,786

Schedule of Outstanding and Exercisable Share Options Separated Ranges of Exercise Prices

The outstanding and exercisable options as of December 31, 2024 were separated into range of exercise prices, as follows:

Exercise price	Options outstanding as of December 31, 2024	Weighted average remaining contractual term	Options exercisable as of December 31, 2024	Weighted average remaining contractual term
		(years)		(years)

-	17,680	2.20	17,680	2.20
1.14	82,580	2.04	82,580	2.04
1.47	7,200	9.09	-	-
1.48	50,000	8.70	15,625	8.70
1.74	12,800	8.30	4,800	8.30
1.83	565,974	6.53	401,950	6.04
2.79	6,400	8.59	2,000	8.59
2.97	69,600	9.87	-	-
3.20	5,002	6.64	4,064	6.64
3.59	28,800	9.74	-	-
4.00	76,000	8.17	44,352	8.17
4.17	28,800	1.03	28,800	1.03
4.96	315,200	9.56	-	-
5.02	39,000	9.49	-	-
5.12	40,000	1.04	40,000	1.04
	1,345,036		641,851

Schedule of Assumptions Used to Estimate the Fair Values of the Options Granted

The following table presents the assumptions used to estimate the fair values of the options granted in the reported periods:

	Year ended December 31
	2024	2023	2022

Volatility (%)	52.71%-73.53%	60.48%-61.49%	61.49%
Risk-free interest rate (%)	3.6%-4.4%	3.7%-4.3%	3.64%-3.85%
Dividend yield (%)	-	-	-
Expected life (years)	6.25	6.25	6.25
Exercise price ($)	1.47-5.02	1.48-4.00	1.83
Share price ($)	1.72-5.24	1.48-3.73	3.30

Schedule of Company’s Equity-Based Awards Recognized

The total compensation cost related to all of the Company’s equity-based awards recognized during the years ended December 31, 2024, 2023 and 2022 was comprised as follows:

	Year ended December 31
	2024	2023	2022

Research and development	$185	$216	$144
Sales and marketing	20	41	49
General and administrative	213	106	29
	$418	$363	$222